Segment Reporting and Business Concentrations - Revenues and Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Sales Information [Line Items]
Revenue from external customers	$ 57,606	$ 411,248	$ 368,197	$ 500,908
Property and equipment, net	30,206	51,877		35,818
Predecessor [Member]
Sales Information [Line Items]
Revenue from external customers					397,570	339,948
Property and equipment, net						26,440
United States [Member]
Sales Information [Line Items]
Revenue from external customers	52,196			474,344
Property and equipment, net	29,415			35,220
United States [Member] | Predecessor [Member]
Sales Information [Line Items]
Revenue from external customers					363,875	312,626
Property and equipment, net						26,402
Canada [Member]
Sales Information [Line Items]
Revenue from external customers	5,410			26,564
Property and equipment, net	791			598
Canada [Member] | Predecessor [Member]
Sales Information [Line Items]
Revenue from external customers					33,695	27,322
Property and equipment, net						$ 38